Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 99.7%
iShares MSCI Japan ETF(a)	3,634,076	$227,529,498

Total Investment Companies
(Cost: $240,346,536)		227,529,498

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(a)(b)	110,000	110,000

Total Short-Term Securities — 0.0%
(Cost: $110,000)		110,000

Total Investments in Securities — 99.7%
(Cost: $240,456,536)		227,639,498

Other Assets Less Liabilities — 0.3%		662,841

Net Assets — 100.0%		$228,302,339

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$13	(b)	$—	$(13)	$—	$—	—	$8,114	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	10,000	(b)	—	—	—	110,000	110,000	1,423		—
iShares MSCI Japan ETF	215,596,625	108,848,041		(100,592,424)	515,713	3,161,543	227,529,498	3,634,076	56		—
					$515,700	$3,161,543	$227,639,498		$9,593		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	1,948,800,000	USD	12,937,032	BNP Paribas SA	12/04/23	$207,444
JPY	249,741,000	USD	1,655,404	JPMorgan Chase Bank N.A.	12/04/23	29,076
JPY	249,737,000	USD	1,660,318	Natwest Markets PLC	12/04/23	24,135
JPY	749,385,000	USD	4,962,233	Nomura Securities International Inc.	12/04/23	92,300
JPY	249,741,000	USD	1,671,628	State Street Bank & Trust Company	12/04/23	12,852
JPY	7,398,000	USD	49,083	Toronto Dominion Bank	12/04/23	816
USD	3,391,182	JPY	499,250,000	BNP Paribas SA	12/04/23	23,787
USD	3,372,937	JPY	499,475,000	JPMorgan Chase Bank N.A.	12/04/23	4,024
USD	3,370,510	JPY	499,382,000	Nomura Securities International Inc.	12/04/23	2,225

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,211,325	JPY	1,501,902,000	Citibank N.A.	01/04/24	$29,332
USD	217,237,513	JPY	31,952,010,238	State Street Bank & Trust Company	01/04/24	622,085
						1,048,076
JPY	1,248,125,000	USD	8,477,956	BNP Paribas SA	12/04/23	(59,468)
JPY	514,084,000	USD	3,469,751	HSBC Bank PLC	12/04/23	(2,302)
JPY	31,952,010,238	USD	216,132,920	State Street Bank & Trust Company	12/04/23	(619,563)
USD	208,441,649	JPY	31,408,571,238	Bank of America N.A.	12/04/23	(3,406,262)
USD	11,608,151	JPY	1,742,424,000	BNP Paribas SA	12/04/23	(144,338)
USD	6,757,609	JPY	1,014,369,000	HSBC Bank PLC	12/04/23	(84,216)
USD	9,939,876	JPY	1,498,448,000	Imperial Bank of Canada	12/04/23	(167,018)
USD	47,316	JPY	7,102,000	Morgan Stanley & Co. International	12/04/23	(586)
				PLC
JPY	169,870,000	USD	1,151,764	Natwest Markets PLC	01/04/24	(148)
						(4,483,901)
						$(3,435,825)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$227,529,498	$—	$—	$227,529,498
Short-Term Securities
Money Market Funds	110,000	—	—	110,000
	$227,639,498	$—	$—	$227,639,498
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$1,048,076	$—	$1,048,076

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI Japan ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Liabilities
Foreign Currency Exchange Contracts	$—	$(4,483,901)	$—	$(4,483,901)
	$—	$(3,435,825)	$—	(3,435,825)

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

JPY	Japanese Yen
USD	United States Dollar

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